Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

January 31, 2026 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 123.0%

Communication Services - 7.1%
Array Digital Infrastructure, Inc., 5.50%(1)	264,369	$4,840,862
Array Digital Infrastructure, Inc., 6.25%	57,662	1,205,712
Liberty Broadband Corp., Series A, 7.00%(1)	163,883	3,929,914
Qwest Corp., 6.50%(1)	2,102,288	40,279,838
Qwest Corp., 6.75%(1)	1,788,208	34,780,646
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	764,199	16,911,724
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	2,577,186	52,265,332
Total Communication Services		154,214,028

Consumer Discretionary - 0.3%
Ford Motor Co., 6.00%(1)
	249,799	5,363,185

Energy - 4.2%
Energy Transfer LP, 9.25%(1)	4,642,406	54,541,307
GasLog Partners LP, Series A, 8.63% (Greece)(1)	635,593	16,309,380
TransCanada PipeLines Ltd., 6.25% (Canada)	826,581	20,499,209
Total Energy		91,349,896

Financials - 68.3%†
Abacus Global Management, Inc., 9.88%	89,455	2,334,328
ACRES Commercial Realty Corp., Series C, 9.59%(1)	87,913	2,189,034
ACRES Commercial Realty Corp., Series D, 7.88%(1)	64,275	1,417,264
Adamas Trust, Inc., 9.13%(1)	279,211	7,022,157
Adamas Trust, Inc., 9.88%	86,192	2,205,653
Adamas Trust, Inc., Series D, 8.00%(1)	1,563,229	34,953,800
Adamas Trust, Inc., Series E, 11.28%(1)	1,144,496	29,024,419
AGNC Investment Corp., Series H, 8.75%	163,286	4,237,272
American National Group, Inc., 7.38%(1)	572,603	14,349,431
Angel Oak Mortgage REIT, Inc., 9.50%	41,846	1,051,582
Annaly Capital Management, Inc., Series J, 8.88%	399,272	10,520,817
Apollo Global Management, Inc., 6.75%(1)	805,656	55,888,357
Arbor Realty Trust, Inc., Series D, 6.38%(1)	45,600	808,488
Arbor Realty Trust, Inc., Series E, 6.25%(1)	28,524	503,449
Ares Management Corp., Series B, 6.75%(1)	366,690	17,538,783
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	217,868	4,581,764
Aspen Insurance Holdings Ltd., 5.63% (Bermuda)(1)	31,380	621,010
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(1)	544,912	13,442,979
Atlanticus Holdings Corp., 9.25%(1)	1,523,205	38,917,888
Atlanticus Holdings Corp., Series B, 7.63%(1)	67,654	1,653,464
Banc of California, Inc., Series F, 7.75%(1)	2,219,080	55,920,816
Bread Financial Holdings, Inc., Series A, 8.63%*	634,146	15,587,309
Brighthouse Financial, Inc., 6.25%	221,772	3,956,412
Brighthouse Financial, Inc., Series A, 6.60%	511,817	8,618,998
Brighthouse Financial, Inc., Series B, 6.75%	489,676	8,393,047
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Brighthouse Financial, Inc., Series C, 5.38%(1)	984,698	$13,510,057
Brighthouse Financial, Inc., Series D, 4.63%(1)	895,893	10,929,895
Brookfield Oaktree Holdings LLC, Series A, 6.63%(1)	13,752	299,656
Brookfield Oaktree Holdings LLC, Series B, 6.55%(1)	25,974	559,740
Chimera Investment Corp., 8.88%	710,055	17,701,671
Chimera Investment Corp., 9.00%(1)	65,623	1,653,700
Chimera Investment Corp., 9.25%	2,677	67,728
Chimera Investment Corp., Series A, 8.00%(1)	384,204	8,460,172
Chimera Investment Corp., Series B, 9.74%(1)	857,698	20,224,519
Chimera Investment Corp., Series C, 8.69%(1)	1,125,611	24,718,418
Chimera Investment Corp., Series D, 9.29%(1)	1,091,321	25,395,040
CION Investment Corp., 7.50%(1)	765,670	19,409,734
Citigroup, Inc., Series II, 6.25%*	500,000	12,545,000
Citizens Financial Group, Inc., Series I, 6.50%	63,727	1,628,225
Compass Diversified Holdings, Series A, 7.25%(1)	1,085,960	19,959,945
Compass Diversified Holdings, Series B, 7.88%(1)	1,235,336	24,484,359
Compass Diversified Holdings, Series C, 7.88%(1)	1,063,757	21,317,690
Corebridge Financial, Inc., 6.38%(1)	1,097,438	26,239,743
DigitalBridge Group, Inc., Series H, 7.13%(1)	874,373	16,796,705
DigitalBridge Group, Inc., Series I, 7.15%(1)	1,017,153	19,824,312
DigitalBridge Group, Inc., Series J, 7.13%(1)	167,127	3,223,880
Dime Community Bancshares, Inc., 5.50%(1)	18,001	347,059
Eagle Point Income Co., Inc., Series C, 8.00%	16,528	416,671
Eagle Point Institutional Income Fund, Series A, 8.13%(1)	62,409	1,575,203
Ellington Financial, Inc., 10.05%(1)	568,630	14,261,240
Enterprise Financial Services Corp., Series A, 5.00%(1)	434,224	8,908,105
F&G Annuities & Life, Inc., 7.30%(1)	445,250	10,071,555
Federal Agricultural Mortgage Corp., Series H, 6.50%	729,317	18,159,993
First Busey Corp., Series B, 8.25%	416,531	10,938,104
First Citizens BancShares, Inc., Series E, 6.63%*	2,050,000	51,024,500
Flagstar Bank NA, 6.00%(1)	1,041,245	41,139,694
Flagstar Bank NA, Series A, 6.38%(1)	2,030,691	46,137,300
Franklin BSP Realty Trust, Inc., Series E, 7.50%(1)	281,494	6,170,348
Gladstone Investment Corp., 7.88%	18,021	461,878
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	837,083	20,843,367
Kemper Corp., 5.88%(1)	186,483	4,441,093
KKR & Co., Inc., Series D, 6.25%	1,146,568	56,113,038
Live Oak Bancshares, Inc., Series A, 8.38%	607,703	15,642,275

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2026 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
M&T Bank Corp., Series K, 6.35%	531,457	$13,514,951
Medallion Bank/Salt Lake City UT, Series G, 9.00%	410,911	10,449,467
Merchants Bancorp, 7.63%	1,723,715	42,386,152
Merchants Bancorp, Series C, 6.00%(1)	394,257	7,928,508
MFA Financial, Inc., Series B, 7.50%(1)	711,693	14,340,614
MFA Financial, Inc., Series C, 9.27%(1)	1,411,076	32,736,963
Midland States Bancorp, Inc., 7.75%	20,914	533,516
Navient Corp., 6.00%(1)	424,152	8,334,587
NewtekOne, Inc., 8.63%(1)	613,720	15,471,881
NewtekOne, Inc., Series B, 8.50%	374,687	8,988,741
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	18,018	432,252
Oxford Lane Capital Corp., Series 2032, 7.95%	117,735	3,001,065
Oxford Square Capital Corp., 7.75%	324,855	8,215,583
Pearl Diver Credit Co., Inc., Series A, 8.00%	47,293	1,195,094
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	382,598	9,281,827
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	1,201,547	28,861,159
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	212,860	4,146,513
Prospect Capital Corp., Series A, 5.35%(1)	1,264,033	21,918,332
Ready Capital Corp., 9.00%(1)	529,859	11,158,831
Ready Capital Corp., Series E, 6.50%	11,359	152,779
Redwood Trust, Inc., 9.00%(1)	542,266	13,610,877
Redwood Trust, Inc., 9.13%(1)	313,600	7,821,184
Redwood Trust, Inc., 9.50%*	445,839	11,163,809
Redwood Trust, Inc., 10.00%	37,149	917,580
Regions Financial Corp., 6.95%	24,927	634,392
Rithm Capital Corp., Series C, 9.08%(1)	352,016	8,627,912
Rithm Capital Corp., Series D, 7.00%(1)	38,587	951,941
Rithm Capital Corp., Series E, 8.75%	364,665	8,948,879
Rithm Capital Corp., Series F, 8.75%*	676,422	16,754,973
Rithm Property Trust, Inc., 9.88%	234,005	5,800,984
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	143,897	3,355,678
SLM Corp., Series B, 5.68%(1)	386,362	28,648,742
Sound Point Meridian Capital, Inc., 8.00%(1)	281,468	7,101,438
Synchrony Financial, Series A, 5.63%(1)	552,186	10,855,977
TPG Mortgage Investment Trust, Inc., 9.50%(1)	208,942	5,248,623
TPG Mortgage Investment Trust, Inc., Series B, 8.00%(1)	543,693	12,184,214
TPG Mortgage Investment Trust, Inc., Series C, 10.40%(1)	541,859	13,768,691
TPG RE Finance Trust, Inc., Series C, 6.25%(1)	41,542	760,634
Trinity Capital, Inc., 7.88%(1)	432,210	10,975,997
Two Harbors Investment Corp., Series A, 8.13%	102,157	2,519,192
Two Harbors Investment Corp., Series B, 7.63%(1)	1,257,734	31,015,720
Two Harbors Investment Corp., Series C, 8.93%(1)	1,676,837	41,820,315
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Valley National Bancorp, Series A, 7.77%(1)	1,260,415	$31,762,458
Valley National Bancorp, Series B, 7.53%(1)	144,391	3,634,321
Valley National Bancorp, Series C, 8.25%(1)	461,369	12,023,276
WesBanco, Inc., Series B, 7.38%	24,788	634,573
Western Alliance Bancorp, Series A, 4.25%	801,451	18,577,634
Total Financials		1,484,508,962

Industrials - 9.0%
Alta Equipment Group, Inc., Series A, 10.00%	413	10,412
Babcock & Wilcox Enterprises, Inc., 6.50%(1)	200,539	4,993,421
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,806,752	35,376,204
Boeing Co., 6.00%(1)	578,385	43,216,927
FTAI Aviation Ltd., Series C, 8.25%	20,298	518,411
Pitney Bowes, Inc., 6.70%	46,660	954,664
Triton International Ltd., 6.88% (Bermuda)(1)	695,182	16,392,391
Triton International Ltd., 7.38% (Bermuda)(1)	1,375,186	34,269,635
Triton International Ltd., 7.63% (Bermuda)	1,434,859	36,158,447
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	809,636	16,192,720
Triton International Ltd., Series G, 7.50% (Bermuda)*	308,022	7,719,031
Total Industrials		195,802,263

Information Technology - 4.0%
Hewlett Packard Enterprise Co., 7.63%(1)	68,540	4,151,468
Strategy, Inc., 8.00%	145,993	12,407,945
Strategy, Inc., 10.00%	113,778	11,377,800
Strategy, Inc., Series A, 0.00%	329,304	32,597,803
Strategy, Inc., Series A, 10.00%	370,379	26,978,406
Total Information Technology		87,513,422

Materials - 2.1%
Albemarle Corp., 7.25%	420,107	29,130,219
Ramaco Resources, Inc., 8.25%	399,458	10,066,342
Ramaco Resources, Inc., 8.38%(1)	292,324	7,413,337
Total Materials		46,609,898

Real Estate - 22.3%
Alpine Income Property Trust, Inc., Series A, 8.00%	224,976	5,624,377
Armada Hoffler Properties, Inc., Series A, 6.75%(1)	18,280	395,945
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	569,437	7,698,788
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	194,084	3,198,504
CTO Realty Growth, Inc., Series A, 6.38%(1)	381,310	7,740,631
Diversified Healthcare Trust, 5.63%(1)	2,534,877	44,867,323
Diversified Healthcare Trust, 6.25%(1)	2,176,618	41,355,742
EPR Properties, Series E, 9.00%(1)	95,588	3,044,478
EPR Properties, Series G, 5.75%(1)	740,214	15,270,615
Gladstone Land Corp., Series B, 6.00%	1,088	21,651
Global Medical REIT, Inc., Series B, 8.00%	212,177	5,336,252
Global Net Lease, Inc., Series A, 7.25%(1)	1,091,878	25,560,864
Global Net Lease, Inc., Series B, 6.88%(1)	891,305	20,366,319

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2026 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Global Net Lease, Inc., Series D, 7.50%(1)	1,940,598	$47,913,365
Global Net Lease, Inc., Series E, 7.38%(1)	592,503	13,834,945
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	1,348,656	21,106,466
LXP Industrial Trust, Series C, 6.50%(1)	56,269	2,640,141
National Healthcare Properties, Inc., Series B, 7.13%(1)	549,012	10,321,426
Office Properties Income Trust, 6.38%(1)(2)	643,354	7,978
Pebblebrook Hotel Trust, Series E, 6.38%(1)	160,409	3,211,388
Pebblebrook Hotel Trust, Series F, 6.30%(1)	811,730	16,640,465
Pebblebrook Hotel Trust, Series G, 6.38%(1)	325,481	6,509,620
Pebblebrook Hotel Trust, Series H, 5.70%(1)	222,138	3,976,270
Regency Centers Corp., Series B, 5.88%(1)	219,615	4,943,534
RLJ Lodging Trust, Series A, 1.95%(1)	1,813,774	46,214,961
Saul Centers, Inc., Series E, 6.00%(1)	1,080,437	24,158,571
SL Green Realty Corp., Series I, 6.50%(1)	345,408	7,678,420
Summit Hotel Properties, Inc., Series E, 6.25%(1)	704,039	13,475,306
Summit Hotel Properties, Inc., Series F, 5.88%(1)	228,292	4,175,461
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	11,632	238,456
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	158,150	3,053,086
Vornado Realty Trust, Series L, 5.40%(1)	789,476	14,439,516
Vornado Realty Trust, Series M, 5.25%(1)	1,408,215	24,854,995
Vornado Realty Trust, Series N, 5.25%(1)	1,136,728	20,131,453
Vornado Realty Trust, Series O, 4.45%(1)	1,017,535	15,263,025
Total Real Estate		485,270,337

Utilities - 5.7%
Brookfield BRP Holdings Canada, Inc., 7.25% (Canada)(1)	296,331	7,310,486
Brookfield Infrastructure Finance ULC, 7.25% (Canada)	69,083	1,713,949
DTE Energy Co., Series H, 6.25%	1,269,842	31,492,081
NextEra Energy Capital Holdings, Inc., Series U, 6.50%	2,044	52,326
PG&E Corp., Series A, 6.00%	6,490	259,340
SCE Trust V, Series K, 5.45%	39,777	999,994
SCE Trust VI, 5.00%(1)	654,718	12,033,717
SCE Trust VII, Series M, 7.50%	54,548	1,374,610
SCE Trust VIII, Series N, 6.95%	320,866	7,835,548
Southern Co., Series A, 7.13%*	300	15,375
Spire, Inc., 6.38%*	811,885	20,150,986
Xcel Energy, Inc., 6.25%	1,634,622	40,702,088
Total Utilities		123,940,500

Total Preferred Stocks
(Cost $2,627,296,057)		2,674,572,491
	Principal
CORPORATE BOND – 1.0%
Industrials – 1.0%
Babcock & Wilcox Enterprises, Inc., 8.75%, 06/30/30(3)	22,768,968	22,731,821
(Cost $22,768,645)
Security Description	Shares	Value

COMMON STOCKS - 0.7%

Industrials - 0.7%
Chart Industries, Inc.*(1)	69,845	$14,481,663
Utilities - 0.0%(4)
Algonquin Power & Utilities Corp. (Canada)	27,944	183,033
NextEra Energy, Inc.	40	3,516
Total Utilities		186,549
Total Common Stocks
(Cost $12,984,654)		14,668,212

TOTAL INVESTMENTS - 124.7%
(Cost $2,663,049,356)		2,711,972,524
Liabilities in Excess of Other Assets - (24.7)%		(537,948,127)
Net Assets - 100.0%		$2,174,024,397

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at January 31, 2026 was $1,693,948,460, or 77.9% of net assets.
(2)	Security in default, no interest payments are being received.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $22,731,821, or 1.0% of net assets.
(4)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$2,674,572,491	$—	$—	$2,674,572,491
Corporate Bond	—	22,731,821	—	22,731,821
Common Stocks	14,668,212	—	—	14,668,212
Total	$2,689,240,703	$22,731,821	$—	$2,711,972,524